Income taxes (Details) - KRW (₩) ₩ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax expense
Current year		₩ 876,391	₩ 233,403	₩ 1,319,643
Adjustments recognized related to prior period incomes	[1]	(79,248)	(263,935)	(518,699)
Total Current tax expense		797,143	(30,532)	800,944
Deferred tax expense
Origination and reversal of temporary differences		(362,851)	(723,118)	(40,165)
Deferred taxes charged directly to equity		794
Tax expense(benefit) on continuing operations		₩ 435,086	₩ (753,650)	₩ 760,779

[1]	In the normal course of business, the Company and its respective subsidiaries are examined by taxation authority. Our management regularly assesses the potential outcomes of these examinations and any future examinations for the current or prior years in determining the adequacy of its liabilities for income taxes.